Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	June 30, 2024	December 31, 2023

Accounts receivable	$29,399,409	$28,620,423
Less: Allowance for credit losses	(10,613,695)	(7,133,370)
Total accounts receivable, net	$18,785,714	$21,487,053

Unbilled accounts receivable included in accounts receivable above amounted to $18,908,068 and $10,030,721 as of June 30, 2024 and December 31, 2023, respectively. The unbilled accounts receivables as of June 30, 2024 are expected to be billed within one year and collected over one year. The billed accounts receivable is expected to be collected within one year.

As of November 19, 2024, approximately $3.3 million (or 11.1%) of total accounts receivable as of June 30, 2024 was collected. It represented 13.0% of billed accounts receivable balance and 7.8% of unbilled accounts receivable balance as of June 30, 2024 were subsequently collected, respectively.

Movement of allowance for credit losses is as follows:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023

Beginning balance	$7,133,370	$7,080,677
Provision for credit losses	3,773,492	256,834
Written-off	(128,035)	(6,214)
Foreign currency translation adjustments	(165,132)	(197,927)
Ending balance	$10,613,695	$7,133,370